Legal matters - Additional Information (Detail) ₨ in Millions, $ in Millions		12 Months Ended
	Oct. 01, 2021	Mar. 31, 2022 INR (₨) Mws ₨ / MWh ₨ / MW MW	Mar. 31, 2021 INR (₨)	Mar. 31, 2022 USD ($) Mws ₨ / MW MW
Legal Matters [Line Items]
Trade receivables		₨ 45,825	₨ 35,980	$ 604
AP Entities
Legal Matters [Line Items]
Trade receivables		17,411	14,167
Generation based incentive receivable		₨ 1,004
Order of the Supreme Court of India to Underground High-tension Power Lines
Legal Matters [Line Items]
Total capacity of operational power projects | MW		1,813.8		1,813.8
Number of power projects under development in the area | ₨ / MW		2,375		2,375
Dispute With Southern Power Distribution Company of Andhra Pradesh Limited | AP Entities
Legal Matters [Line Items]
PPA cumulative capacity of MW | Mws		777		777
Fixed rate electricity term		25 years
Interim rate | ₨ / MWh		2.43
Percentage of amount of outstanding invoices	50.00%
Trade receivables		₨ 1,004	1,004
Dispute With Karnataka Electricity Regulatory Commission
Legal Matters [Line Items]
Demanded by distribution companies from some of the captive users of the SPVs towards energy supplied		193
Dispute With Karnataka Electricity Regulatory Commission | SPV
Legal Matters [Line Items]
Deposit under protest		114	114
Demanded by distribution companies from some of the captive users of the SPVs towards energy supplied		₨ 298	₨ 298